Contractual Obligations	12 Months Ended
Dec. 31, 2011
Contractual Obligations [Abstract]
Contractual Obligations

30 Contractual obligations

For an explanation of long-term debt and other long-term liabilities, see note 28 and 29.

Capital lease obligations

Property, plant and equipment includes $18 million as of December 31, 2011 (2010: $24 million) for capital leases and other beneficial rights of use, such as building rights and hire purchase agreements. The financial obligations arising from these contractual agreements are reflected in long-term debt.

The details of the capital lease obligations are as follows:

	$000,000	$000,000	$000,000
	Future minimum lease payments	Interest	Present value of minimum lease payments
2012	8	1	7
2013	8	1	7
2014	6	1	5
2015	1	—	1
2016	1	—	1
Later	1	—	1

Total	25	3	22

Operating leases

Long-term operating lease commitments totaled $171 million as of December 31, 2011 (2010: $150 million). The long-term operating leases are mainly related to the rental of buildings. These leases expire at various dates during the next 30 years.

The future payments that fall due in connection with these obligations are as follows:

$000,000
2012	31
2013	26
2014	25
2015	24
2016	15
Later	50

Total	171

Operating lease payments for 2011 totaled $36 million (2010: $37 million; 2009: $37 million).